Accounts payable, accrued liabilities and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable, accrued liabilities and asset retirement obligations [Abstract]
Components of Accounts Payable
a) The components of the accounts payable are as follows:

	At December 31,
	2024		2025
Suppliers	Ps.	61,741,976	Ps.	63,916,249
Sundry creditors		92,286,367		89,775,754
Interest payable		8,959,701		9,495,482
Guarantee deposits from customers		1,669,103		1,558,765
Dividends payable		2,266,987		2,378,541
Total current	Ps.	166,924,134	Ps.	167,124,791

Balance of Accrued Liabilities
b) The balance of accrued liabilities at December 31, 2024 and 2025 are as follows:

	At December 31,
	2024		2025
Current liabilities
Direct employee benefits payable	Ps.	22,080,021	Ps.	22,511,360
Contingencies		34,953,816		43,179,047
Total	Ps.	57,033,837	Ps.	65,690,407

Movements in Contingencies
The movements in contingencies for the years ended December 31, 2024 and 2025 are as follows:

									Applications				Balance at December 31, 2024
	Balance at December 31, 2023		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Contingencies	Ps.	34,355,359	Ps.	182,686	Ps.	437,201	Ps.	6,580,005	Ps.	(4,659,801)	Ps.	(1,941,634)	Ps.	34,953,816

									Applications				Balance at December 31, 2025
	Balance at December 31, 2024		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Contingencies	Ps.	34,953,816	Ps.	–	Ps.	2,874,092	Ps.	14,049,657	Ps.	(4,837,234)	Ps.	(3,861,284)	Ps.	43,179,047

Movements in Asset Retirement Obligations
c) The movements in the asset retirement obligations for the years ended December 31, 2024 and 2025 are as follows:

									Applications				Balance at December 31, 2024
	Balance at December 31, 2023		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Asset retirement obligations	Ps.	10,117,928	Ps.	101,101	Ps.	749,725	Ps.	989,544	Ps.	(76,166)	Ps.	(369,353)	Ps.	11,512,779

									Applications				Balance at December 31, 2025
	Balance at December 31, 2024		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Asset retirement obligations	Ps.	11,512,779	Ps.	64,391	Ps.	25,314	Ps.	1,025,347	Ps.	(188,120)	Ps.	(653,796)	Ps.	11,785,915